Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 floating_storage_unit	Dec. 31, 2023 lease	Sep. 30, 2018
Related Party Transaction [Line Items]
Voyage revenues	$ 726,791	$ 624,480	$ 597,831
Operating Costs and Expenses	232,660	192,149	124,626
Time-charter hire expenses	8,777	9,396	23,487
General and administrative expenses	30,911	25,470	41,040
Restructuring charges (notes 12a and 18)	0	(2,651)	(3,223)
Equity income (note 7)	149,006	118,432	115,399
Number of vessels				42		10
Proceeds from Contributed Capital		6,000
Number of newbuildings on order (partially paid for) | lease						2
Limited Liability Company
Related Party Transaction [Line Items]
Proceeds from Contributed Capital	$ 86,200	$ 129,300
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels		9		9		9
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel				4
Bahrain Spirit
Related Party Transaction [Line Items]
Term of charter contract (in years)	21 years						21 years
Number of vessels | floating_storage_unit					1
Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues	$ 119,098	$ 114,592	40,225
Operating Costs and Expenses	0	181	7,011
Time-charter hire expenses	0	9,396	23,487
General and administrative expenses	0	92	27,098
Restructuring charges (notes 12a and 18)	0	(2,700)	(3,200)
Equity income (note 7)	2,417	2,417	2,417
Advances to affiliates | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Equity income (note 7)	2,400	2,400	2,400
Advances to affiliates | Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	78,800	74,700
Advances to affiliates | Bahrain LNG Joint Venture | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	10,500	10,900	10,100
Advances to affiliates | Bahrain LNG Joint Venture | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 29,800	$ 29,000	$ 30,100